Trading Advisors (Tables)	12 Months Ended
Dec. 31, 2012
Trading Advisors [Abstract]
Commodity trading advisors
Ceres, on behalf of each Partnership, retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2012, were as follows:

Spectrum Currency
C-View International Limited ("C-View")
Cambridge
Krom

Spectrum Global Balanced
Altis Partners (Jersey) Limited ("Altis")
C-View International Limited
SSARIS Advisors, LLC ("SSARIS")

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Management, Inc. ("EMC")
Graham Capital Management, L.P. ("Graham")
Northfield Trading L.P. ("Northfield")
Rabar Market Research, Inc. ("Rabar")
Sunrise Capital Management, Inc. ("Sunrise Capital")

Spectrum Strategic
Aventis Asset Management LLC
Blenheim Capital Management, L.L.C. ("Blenheim")
PGR Capital L.P.
Spectrum Technical
Aspect Capital Limited ("Aspect")
Blackwater Capital Management LLC
Campbell & Company, Inc. ("Campbell")
Rotella Capital Management, Inc. ("Rotella")
Winton Capital Management Limited ("Winton")